INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

NOTE 6 — INVENTORIES

	2024	2023
Finished products	7,413,773	6,971,497
Work in progress	3,795,605	3,336,780
Raw materials	3,277,924	3,241,607
Storeroom supplies	1,350,468	1,266,465
Imports in transit	696,699	469,601
(-) Allowance for adjustments to net realizable value	(29,558)	(58,172)
	16,504,911	15,227,778

The allowance for adjustment to net realizable value of inventories, on which the provision and write-offs are registered with impact on cost of sales, is as follows:

Balance as of January 1, 2022	(3,375)
Provision for the year	(56,441)
Reversal of adjustments to net realizable value	12,598
Exchange rate variation	(279)
Balance as of December 31, 2022	(47,497)
Provision for the year	(59,783)
Reversal of adjustments to net realizable value	47,747
Exchange rate variation	1,361
Balance as of December 31, 2023	(58,172)
Provision for the year	(34,356)
Reversal of adjustments to net realizable value	67,493
Exchange rate variation	(4,523)
Balance as of December 31, 2024	(29,558)